COMMITMENTS - Commitments – Payments due by Period (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 114.6	$ 64.0
Capital expenditure obligations	347.0	423.7
Lease obligations	33.7	20.9
Contractual obligation	495.3	$ 508.6
Not later than one year
Disclosure Of Commitments [Line Items]
Purchase obligations	102.3
Capital expenditure obligations	327.2
Lease obligations	8.4
Contractual obligation	437.9
Later than one year and not later than three years
Disclosure Of Commitments [Line Items]
Purchase obligations	3.8
Capital expenditure obligations	15.8
Lease obligations	15.8
Contractual obligation	35.4
Later than three years and not later than five years
Disclosure Of Commitments [Line Items]
Purchase obligations	4.8
Capital expenditure obligations	4.0
Lease obligations	4.3
Contractual obligation	13.1
2028 onwards
Disclosure Of Commitments [Line Items]
Purchase obligations	3.7
Capital expenditure obligations	0.0
Lease obligations	5.2
Contractual obligation	$ 8.9